Operating Leases (Tables)	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Operating Lease Future Rental Commitments	Future rental commitments applicable to the operating leases at June 30, 2018 are as follows:
Year Ending June 30,
($000)
2019	$20,100
2020	19,100
2021	14,500
2022	11,700
2023	9,800
Thereafter	52,700